NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT Bond Index Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Fidelity Institutional AM® Emerging Markets Fund (formerly, NVIT Emerging Markets Fund)
NVIT GQG US Quality Equity Fund (formerly, NVIT Calvert Equity Fund)
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT International Equity Fund
NVIT International Index Fund
NVIT Invesco Small Cap Growth Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan U.S. Equity Fund

NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Core Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Loomis Core Bond Fund (formerly, NVIT Core Bond Fund)
NVIT Loomis Short Term Bond Fund
NVIT Loomis Short Term High Yield Fund (formerly, NVIT Federated High Income Bond Fund)
NVIT Mid Cap Index Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT NS Partners International Focused Growth Fund
NVIT Putnam International Value Fund (formerly, NVIT Columbia Overseas Value Fund)
NVIT Real Estate Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund
NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector Bond Fund)
NVIT Victory Mid Cap Value Fund

Supplement dated November 4, 2025

to the Statement of Additional Information (“SAI”) dated April 30, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT S&P 500 Index Fund

The NVIT S&P 500 Index Fund (the “Fund”) is updating its diversification policy under the Investment Company Act of 1940, as amended. Under the revised policy, the Fund will continue to track the S&P 500 Index (the “Index”) even if the Fund operates as nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.

Effective immediately, the SAI is amended as follows:

1.	The following is added to the “Investment Restrictions” section:

The NVIT S&P 500 Index Fund (the “Fund”) intends to be diversified in approximately the same proportion as the S&P 500 Index (the “Index”) is diversified. The Fund may become nondiversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE